Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Summary of intangible assets

		Contracts with
	Brand	insurers	Software	Total

At 1 January 2020 (Successor)
Cost, net of accumulated amortization prior to the Closing Date	1,729,200	822,700	35,319	2,587,219
Accumulated amortization after the Closing Date	—	(1,981)	(345)	(2,326)

Net carrying amount	1,729,200	820,719	34,974	2,584,893
Cost at 1 January 2020, net of accumulated amortization	1,729,200	820,719	34,974	2,584,893
Disposal of subsidiaries	—	—	(278)	(278)
Additions	—	—	3,114	3,114
Disposals	—	—	(266)	(266)
Amortization	—	(54,846)	(5,840)	(60,686)
At 31 December 2020, net of accumulated amortization	1,729,200	765,873	31,704	2,526,777

At 31 December 2020 (Successor)
Cost, net of accumulated amortization prior to the Closing Date	1,729,200	822,700	37,856	2,589,756
Accumulated amortization after the Closing Date	—	(56,827)	(6,152)	(62,979)
Net carrying amount	1,729,200	765,873	31,704	2,526,777

		Contracts with
	Brand	insurers	Software	Total

At 1 January 2019 (Predecessor)
Cost	992,500	92,500	69,511	1,154,511
Accumulated amortization	—	(26,208)	(35,390)	(61,598)

Net carrying amount	992,500	66,292	34,121	1,092,913
Cost at 1 January 2019, net of accumulated amortization	992,500	66,292	34,121	1,092,913
Elimination of Predecessor intangible assets arising from the acquisition of Chindex in 2014	(992,500)	(60,341)	—	(1,052,841)
Addition arising from the Business Combination	1,729,200	822,700	—	2,551,900
Additions	—	—	6,965	6,965
Amortization	—	(7,932)	(6,112)	(14,044)
At 31 December 2019	1,729,200	820,719	34,974	2,584,893

At 31 December 2019 (Successor)
Cost, net of accumulated amortization prior to the Closing Date	1,729,200	822,700	35,319	2,587,219
Accumulated amortization after the Closing Date	—	(1,981)	(345)	(2,326)
Net carrying amount	1,729,200	820,719	34,974	2,584,893